Property and equipment - Impairment loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment
Impairment of Long-Lived Assets Held-for-use		$ 0	$ 20,000
Reversal of impairment loss	$ 6,000